Fair Value Of Financial Instruments	6 Months Ended
Sep. 30, 2012
Fair value of financial instruments

2. Fair value of financial instruments:

The fair value of financial instruments

A significant amount of Nomura’s financial instruments are carried at fair value. Financial assets carried at fair value on a recurring basis are reported in the consolidated balance sheets within Trading assets and private equity investments, Loans and receivables, Collateralized agreements and Other assets. Financial liabilities carried at fair value on a recurring basis are reported within Trading liabilities, Short-term borrowings, Payables and deposits, Collateralized financing, Long-term borrowings and Other liabilities.

Other financial assets and financial liabilities are measured at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances after initial recognition, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of the principal market, the most advantageous market for the relevant financial assets or financial liabilities.

Fair value is usually determined on an individual financial instrument basis consistent with the unit of account of the financial instrument. However, certain financial instruments managed on a portfolio basis are valued as a portfolio, namely based on the price that would be received to sell a net long position (i.e. a net financial asset) or transfer a net short position (i.e. a net financial liability) consistent with how market participants would price the net risk exposure at the measurement date.

Financial assets carried at fair value also include investments in certain funds where, as a practical expedient, fair value is determined on the basis of net asset value per share (“NAV per share”) if the NAV per share is calculated in accordance with certain industry standard principles.

Increases and decreases in the fair value of assets and liabilities will significantly impact Nomura’s position, performance, liquidity and capital resources. As explained below, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market. Where appropriate, Nomura uses economic hedging strategies to mitigate its risk, although these hedges are also subject to unpredictable movements in the market.

Valuation methodology for financial instruments carried at fair value on a recurring basis

The fair value of financial instruments is based on quoted market prices including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash instruments and over-the-counter (“OTC”) contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer range which best represents Nomura’s estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.

Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models incorporating observable parameters, unobservable parameters or a combination of both. Valuation pricing models use parameters which would be considered by market participants in valuing similar financial instruments.

Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized and realized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close-out adjustments, and other appropriate instrument-specific adjustments, such as those to reflect transfer or sale restrictions.

The level of adjustments is largely judgmental and is based on an assessment of the factors that management believe other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.

For example, the fair value of certain financial instruments includes adjustments for credit risk; both with regards to counterparty credit risk on positions held and Nomura’s own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura’s financial liabilities as is used to measure counterparty credit risk on Nomura’s financial assets.

Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The global risk management unit reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about a model’s suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models and analysis of risk profiles.

As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura’s estimates of fair value in the future, potentially affecting trading gains and losses. Where financial contracts have longer maturity dates, Nomura’s estimates of fair value may involve greater subjectivity due to the lack of transparent market data.

Fair value hierarchy

All financial instruments measured at fair value, including those carried at fair value using the fair value option, have been categorized into a three-level hierarchy (“fair value hierarchy”) based on the transparency of valuation inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the financial instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:

Level 1:

Unadjusted quoted prices for identical financial instruments in active markets accessible by Nomura at the measurement date.

Level 2:

Quoted prices in inactive markets or prices containing other inputs which are observable, either directly or indirectly. Valuation techniques using observable inputs reflect assumptions used by market participants in pricing financial instruments and are based on data obtained from independent market sources at the measurement date.

Level 3:

Unobservable inputs that are significant to the fair value measurement of the financial instrument. Valuation techniques using unobservable inputs reflect management’s assumptions about the estimates used by other market participants in valuing similar financial instruments. These valuation techniques are developed based on the best available information at the measurement date.

The availability of inputs observable in the market varies by product and can be affected by a variety of factors. Significant factors include, but are not restricted to the prevalence of similar products in the market, especially for customized products, how established the product is in the market, for example, whether it is a new product or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.

Significant judgments used in determining the classification of financial instruments include the nature of the market in which the product would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar instruments.

Where valuation models include the use of parameters which are less observable or unobservable in the market, significant management judgment is used in establishing fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.

Certain criteria management use to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2012 and September 30, 2012 within the fair value hierarchy.

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥745	¥1,194	¥125	¥—	¥2,064
Private equity investments(3)	—	—	202	—	202
Japanese government securities	2,143	—	—	—	2,143
Japanese agency and municipal securities	—	151	10	—	161
Foreign government, agency and municipal securities	3,072	1,185	37	—	4,294
Bank and corporate debt securities and loans for trading purposes	—	1,276	62	—	1,338
Commercial mortgage-backed securities (“CMBS”)	—	135	8	—	143
Residential mortgage-backed securities (“RMBS”)	—	2,010	5	—	2,015
Mortgage and other mortgage-backed securities	—	1	91	—	92
Collateralized debt obligations (“CDO”) and other(4)	—	103	20	—	123
Investment trust funds and other	95	85	9	—	189

Total cash instruments	6,055	6,140	569	—	12,764

Derivative assets(5)
Equity contracts	584	937	82	—	1,603
Interest rate contracts	14	18,850	57	—	18,921
Credit contracts	0	1,650	214	—	1,864
Foreign exchange contracts	0	1,229	131	—	1,360
Commodity contracts	1	3	0	—	4
Netting	—	—	—	(22,392)	(22,392)

Total derivative assets	599	22,669	484	(22,392)	1,360

Subtotal	¥6,654	¥28,809	¥1,053	¥(22,392)	¥14,124

Loans and receivables(6)	—	447	11	—	458
Collateralized agreements(7)	—	752	—	—	752
Other assets
Non-trading debt securities	680	177	6	—	863
Other(3)	216	6	72	—	294

Total	¥7,550	¥30,191	¥1,142	¥(22,392)	¥16,491

Liabilities:
Trading liabilities
Equities	¥579	¥413	¥0	¥—	¥992
Japanese government securities	2,624	—	—	—	2,624
Foreign government, agency and municipal securities	1,800	490	—	—	2,290
Bank and corporate debt securities	—	233	1	—	234
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	43	3	—	—	46

Total cash instruments	5,046	1,140	1	—	6,187

Derivative liabilities(5)
Equity contracts	617	1,016	68	—	1,701
Interest rate contracts	12	18,708	96	—	18,816
Credit contracts	0	1,727	225	—	1,952
Foreign exchange contracts	0	1,297	113	—	1,410
Commodity contracts	1	4	0	—	5
Netting	—	—	—	(22,576)	(22,576)

Total derivative liabilities	630	22,752	502	(22,576)	1,308

Subtotal	¥5,676	¥23,892	¥503	¥(22,576)	¥7,495

Short-term borrowings(8)	—	153	0	—	153
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	307	—	—	307
Long-term borrowings(8)(10)(11)	154	1,549	(13)	—	1,690
Other liabilities(12)	93	4	—	—	97

Total	¥5,923	¥25,905	¥490	¥(22,576)	¥9,742

	Billions of yen
	September 30, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥969	¥817	¥121	¥—	¥1,907
Private equity investments(3)	—	—	188	—	188
Japanese government securities	3,100	—	—	—	3,100
Japanese agency and municipal securities	—	59	—	—	59
Foreign government, agency and municipal securities	2,694	1,241	49	—	3,984
Bank and corporate debt securities and loans for trading purposes	—	1,191	90	—	1,281
Commercial mortgage-backed securities (“CMBS”)	—	130	11	—	141
Residential mortgage-backed securities (“RMBS”)	—	2,115	5	—	2,120
Mortgage and other mortgage-backed securities	—	—	77	—	77
Collateralized debt obligations (“CDO”) and other(4)	—	106	11	—	117
Investment trust funds and other	233	29	10	—	272

Total cash instruments	6,996	5,688	562	—	13,246

Derivative assets(5)
Equity contracts	520	900	64	—	1,484
Interest rate contracts	15	20,112	163	—	20,290
Credit contracts	0	1,455	133	—	1,588
Foreign exchange contracts	—	1,122	16	—	1,138
Commodity contracts	0	1	0	—	1
Netting	—	—	—	(23,225)	(23,225)

Total derivative assets	535	23,590	376	(23,225)	1,276

Subtotal	¥7,531	¥29,278	¥938	¥(23,225)	¥14,522

Loans and receivables(6)	—	372	8	—	380
Collateralized agreements(7)	—	942	—	—	942
Other assets
Non-trading debt securities	365	451	4	—	820
Other(3)	355	11	81	—	447

Total	¥8,251	¥31,054	¥1,031	¥(23,225)	¥17,111

Liabilities:
Trading liabilities
Equities	¥804	¥50	¥0	¥—	¥854
Japanese government securities	2,111	—	—	—	2,111
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	1,986	346	—	—	2,332
Bank and corporate debt securities	—	207	0	—	207
Commercial mortgage-backed securities (“CMBS”)	—	2	—	—	2
Residential mortgage-backed securities (“RMBS”)	—	8	—	—	8
Investment trust funds and other	34	2	—	—	36

Total cash instruments	4,935	615	0	—	5,550

Derivative liabilities(5)
Equity contracts	590	981	49	—	1,620
Interest rate contracts	19	19,903	169	—	20,091
Credit contracts	0	1,566	135	—	1,701
Foreign exchange contracts	0	1,131	5	—	1,136
Commodity contracts	1	2	0	—	3
Netting	—	—	—	(23,297)	(23,297)

Total derivative liabilities	610	23,583	358	(23,297)	1,254

Subtotal	¥5,545	¥24,198	¥358	¥(23,297)	¥6,804

Short-term borrowings(8)	—	99	1	—	100
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	208	—	—	208
Long-term borrowings(8)(10)(11)	96	1,443	(14)	—	1,525
Other liabilities(12)	256	4	0	—	260

Total	¥5,897	¥25,952	¥345	¥(23,297)	¥8,897

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option is elected.

Valuation techniques by major class of financial instrument

The valuation techniques used by Nomura to estimate fair value for major classes of financial instruments, together with the significant inputs which determine classification in the fair value hierarchy, are as follows:

Equities and equity securities reported within Other assets—Equities and equity securities reported within Other assets include direct holdings of both listed and unlisted equity securities, and fund investments. Listed equity securities are valued using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid/offer prices as applicable or mid-market prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value. Listed equity securities traded in inactive markets are valued using the exchange price as adjusted to reflect liquidity and bid offer spreads and are classified in Level 2. Unlisted equity securities are valued using the same methodology as private equity investments described below and are usually classified as Level 3 because of the management judgment involved. As a practical expedient, fund investments are generally valued using NAV per share where available. Publicly traded mutual funds which are valued using a daily NAV per share are classified as Level 1. Investments in funds where Nomura has the ability to redeem its investment with the investee at NAV per share as of the balance sheet date or within the near term are classified as Level 2. Investments in funds where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3. The Direct Capitalization Method (“DCM”) is used as a valuation technique for certain equity investments in real estate funds, with net operating income used as a measure of financial performance which is then applied to a capitalization rate dependent on the characteristics of the underlying real estate. Equity investments which are valued using DCM valuation techniques are generally classified as Level 3 since observable market capitalization rates are usually not available for identical or sufficiently similar real estate to that held within the real estate funds being valued. Nomura refined fair value measurement of investments in unlisted equity securities reported within Other assets during the six months ended September 30, 2012.

Private equity investments—The valuation of unlisted private equity investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third-party evidence of a change in value. Adjustments are also made, in the absence of third-party transactions, if it is determined that the expected exit price of the investment is different from carrying value. In reaching that determination, Nomura primarily uses either a discounted cash flow (“DCF”) valuation techniques which incorporates estimated future cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital (“WACC”) or comparable market multiple valuation techniques such as Enterprise Value/earnings before interest, taxes, depreciation and amortization ratios, (“EV/EBITDA ratios”), Price/Earnings ratios (“PE ratios”), Price/Embedded Value ratios and other multiples based on relationships between numbers reported in the financial statements and the price of comparable companies. Where possible these valuations are compared with the operating cash flows and financial performance of the companies or properties relative to budgets or projections, price/earnings data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity investments are generally classified as Level 3 since the valuation inputs such as those mentioned above are usually unobservable or there is significant uncertainty.

Government, agency and municipal securities—Japanese and other G7 government securities are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy. Non-G7 government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified as Level 2 as they are traded in markets that are not considered to be active. Certain non-G7 securities may be classified as Level 1 because they are traded in active markets. Certain securities may be classified as Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them as Level 2. These are valued using DCF valuation techniques which include unobservable inputs such as credit spreads of the issuer.

Bank and corporate debt securities—The fair value of bank and corporate debt securities is primarily determined using DCF valuation techniques but also using quoted market prices and recent market transactions of identical or similar debt securities, if available. The significant valuation inputs used for DCF valuations are yields, asset swap spreads and credit spreads of the issuer. Bank and corporate debt securities are generally classified in Level 2 because these valuation inputs are usually observable. Certain bank and corporate debt securities will be classified as Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them as Level 2, or because credit spreads of the issuer used in DCF valuations are unobservable.

Commercial mortgage-backed securities (“CMBS”) and Residential mortgage-backed securities (“RMBS”)—The fair value of CMBS and RMBS is primarily determined using DCF valuation techniques but also using quoted market prices and recent market transactions of identical or similar securities, if available. The significant valuation inputs used for DCF valuations include yields, prepayment rates, default probabilities and loss severities. CMBS and RMBS are generally classified in Level 2 because these valuation inputs are observable. Certain CMBS and RMBS positions will be classified as Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them as Level 2, or because one or more of the valuation inputs used in DCF valuations are unobservable.

Mortgage and other mortgage-backed securities—The fair value of other mortgage-backed securities is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. Where all significant inputs are observable, the securities will be classified as Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are valued using DCF or DCM valuation techniques and are classified as Level 3 as the valuation includes unobservable valuation inputs such as yields, prepayment rates, default probabilities, loss severities and capitalization rates.

Collateralized debt obligations (“CDO”) and other—CDOs are valued using internal models where quoted market prices do not exist. Key inputs used by the model include market spread data for each credit rating, prepayment rates, loss severities and default probabilities. Where all significant inputs are observable, the securities will be classified as Level 2. Since some of these inputs are unobservable, certain CDOs are classified as Level 3 where the unobservable inputs are significant.

Investment trust funds and other—Investment trust funds are generally valued using NAV per share. Publicly traded funds which are valued using a daily NAV per share are classified as Level 1. For funds that are not publicly traded but Nomura has the ability to redeem its investment with the investee at NAV per share on the balance sheet date or within the near term, the investments are classified as Level 2. Investments where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3.

Derivatives—Exchange-traded derivatives are usually valued using unadjusted quoted market prices and are therefore classified as Level 1. Where exchange-traded derivatives are not valued at the exchange price due to timing differences, these are classified as Level 2. OTC derivatives are valued by internal models using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Valuation techniques include simple DCF techniques, Black-Scholes and Monte Carlo simulations. For OTC derivatives that trade in liquid markets, such as plain vanilla forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Derivatives that are valued using models with significant unobservable inputs such as correlation, long-dated volatility, credit curves or other unobservable inputs are classified within Level 3. Examples of derivatives classified as Level 3 by Nomura include exotic interest rate derivatives, exotic foreign exchange derivatives, exotic equity derivatives, exotic derivatives including a combination of interest rate, foreign exchange and equity risks and certain other transactions including long-dated or exotic credit derivatives. Valuation adjustments are recorded to model valuations which do not calibrate to market and consider all factors that would impact fair value including bid offer, liquidity and credit risk; both with regards to counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. During the year ended March 31, 2012, Nomura began using the Overnight Indexed Swap curve rather than the LIBOR curve to estimate the fair value of certain collateralized interest rate, credit and foreign exchange derivative contracts.

Loans—Loans carried at fair value either as trading assets or through election of the fair value option are valued primarily through internal models using similar inputs to corporate debt securities as quoted prices are usually not available. Where there are no significant inputs which are unobservable, loans are classified as Level 2. Certain loans, however, may be classified as Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them as Level 2.

Collateralized agreements and Collateralized financing—Resale and repurchase agreements carried at fair value through election of the fair value option are valued using DCF valuation techniques. Key inputs include expected future cash flows, interest rates and collateral funding spreads such as general collateral or special rates. Resale and repurchase agreements are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Non-trading debt securities—These are debt securities held by certain non-trading subsidiaries in the group and are valued and classified in the fair value hierarchy using the same valuation techniques used for other debt securities classified as government, agency and municipal securities and bank and corporate debt securities described above.

Short-term and long-term borrowings (“Structured notes”)—Structured notes are debt securities issued by Nomura which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variables, such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or a more complex interest rate. The fair value of structured notes is estimated using a quoted price in an active market for the identical liability if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, and also the amount at the measurement date that Nomura would pay to transfer the identical liability or would receive if the identical liability is entered at the measurement date. The fair value of structured notes includes an adjustment to reflect Nomura’s own creditworthiness. This adjustment can differ depending on the market in which the structured note is issued and traded. Structured notes are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Long-term borrowings (“Secured financing transactions”)—Secured financing transactions are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 “Transfers and Servicing” (“ASC 860”) and therefore the transaction is accounted for as a secured borrowing. These liabilities are valued using the same valuation techniques that are applied to the transferred financial assets which remain on the consolidated balance sheets and are therefore classified in the same level in the fair value hierarchy as the transferred financial assets. These liabilities do not provide general recourse to Nomura and therefore no adjustment is made to reflect Nomura’s own creditworthiness.

Valuation processes

In order to ensure the appropriateness of any fair value measurement of a financial instrument used within the consolidated financial statements including those classified as Level 3 within the fair value hierarchy, Nomura operates a governance framework which mandates determination or validation of a fair value measurement by control and support functions independent of the trading businesses assuming the risk of the financial instrument. Such functions within Nomura with direct responsibility for either defining, implementing or maintaining valuation policies and procedures are as follows:

•

The Product Control Valuations Group (“PCVG”) within Nomura’s Finance Department has primary responsibility for determining and implementing valuation policies and procedures in connection with determination of fair value measurements. In particular, this group will ensure that valuation policies are documented for each type of financial instrument in accordance with U.S. GAAP. While it is the responsibility of market makers and investment professionals in our trading businesses to price our financial instruments, the PCVG are responsible for independently verifying or validating these prices. In the event of a difference in opinion or where the estimate of fair value requires judgment, the valuation used within the consolidated financial statements is made by senior managers independent of the trading businesses. The group reports to the Global Head of Product Control and ultimately to the Chief Financial Officer (“CFO”);

•

The Accounting Policy Group within Nomura’s Finance Department defines the group’s accounting policies and procedures in accordance with U.S. GAAP, including those associated with determination of fair value under ASC 820 and other relevant U.S. GAAP pronouncements. The group reports to the Global Head of Accounting Policy and ultimately to the CFO; and

•

The Global Model Validation Group (“MVG”) within Nomura’s Risk Management Department validates the appropriateness and consistency of pricing models used to determine fair value measurements independently of those who design and build the models. The group reports to the Global Head of Market and Quantitative Risk.

The fundamental components of this governance framework over valuation processes within Nomura particularly around Level 3 financial instruments are the procedures in place around independent price verification, pricing model validation and revenue substantiation.

Independent price verification processes

The key objective of the independent price verification processes within Nomura is to verify the appropriateness of fair value measurements applied to all financial instruments within Nomura. In applying these control processes, observable inputs are used whenever possible and when unobservable inputs are necessary, the processes seek to ensure the valuation technique and inputs are appropriate, reasonable and consistently applied.

The independent price verification processes aim to verify the fair value of all positions to external levels on a regular basis. The process will involve obtaining data such as trades, marks and prices from internal and external sources and examining the impact of marking the internal positions at the external prices. Margin disputes within the collateral process will also be investigated to determine if there is any impact on valuations.

Where third-party pricing information sourced from brokers, dealers and consensus pricing services is used as part of the price verification process, consideration is given as to whether that information reflects actual recent market transactions or prices at which transactions involving identical or similar financial instruments are currently executable. If such transactions or prices are not available, the financial instrument will generally be classified as Level 3.

Where there is a lack of observable market information around the inputs used in a fair value measurement then the PCVG and the MVG will assess the inputs used for reasonableness considering available information including comparable products, surfaces, curves and past trades. Additional valuation adjustments may be taken for the uncertainty in the inputs used, such as correlation and where appropriate trading desks may be asked to execute trades to evidence market levels.

Model review and validation

For more complex financial instruments pricing models are used to determine fair value measurements. The MVG performs an independent model approval process which incorporates a review of the model assumptions across a diverse set of parameters. Considerations include:

•	Scope of the model (different financial instruments may require different but consistent pricing approaches);

•	Mathematical and financial assumptions;

•	Full or partial independent benchmarking along with boundary and stability tests, numerical convergence, calibration quality and stability

•	Model integration within Nomura’s trading and risk systems;

•	Calculation of risk numbers and risk reporting; and

•	Hedging strategies/practical use of the model.

New models are reviewed and approved by the MVG. The frequency of subsequent reviews is generally based on the model risk rating and the materiality of usage of the model with more frequent review where warranted by market conditions.

Revenue substantiation

Nomura’s Product Control function also ensures adherence to Nomura’s valuation policies through daily and periodic analytical review of net revenues. This process involves substantiating revenue amounts through explanations and attribution of revenue sources based on the underlying factors such as interest rates, credit spreads, volatilities, foreign exchange rates etc. In combination with the independent price verification processes, this daily, weekly, monthly and quarterly review substantiates the revenues made while helping to identify and resolve potential booking, pricing or risk quantification issues.

Level 3 financial instruments

As described above, the valuation of Level 3 financial assets and liabilities is dependent on certain significant inputs which cannot be observed in the market. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current price quotes, price quotes that vary substantially either over time or among market makers, or little publicly released information.

If corroborative evidence is not available to value Level 3 financial instruments, fair value may be established using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable parameter. Other techniques for determining an appropriate value for unobservable parameters may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.

Use of reasonably possible alternative input assumptions to value Level 3 financial instruments will significantly influence fair value determination. Ultimately, the uncertainties described above about input assumptions imply that the fair value of Level 3 financial instruments is a judgmental estimate. The specific valuation for each instrument is based on management’s judgment of prevailing market conditions, in accordance with Nomura’s established valuation policies and procedures.

During the three months ended September 30, 2012, a lack of liquidity continues to persist in certain classes of financial instrument which have impacted the observability of certain inputs which are significant to Nomura’s financial instrument valuations. These inputs include those listed below.

Quantitative information regarding significant unobservable inputs and assumptions

The following tables present information about the significant unobservable inputs and assumptions used by Nomura for certain Level 3 financial instruments as of March 31, 2012 and September 30, 2012.

	March 31, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments
Equities	¥125	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.2 x 1.7 x 20.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity investments	202	DCF	WACC Growth rates Operating margins Liquidity discounts	6.8 – 12.0% 0.0 – 2.0% 23.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.6 x 12.9 x 0.5 – 0.7 x 0.5 x 0.0 – 50.0%

Japanese agency and municipal securities	10	DCF	Credit spreads	0.1%

Foreign government, agency and municipal securities	37	DCF	Credit spreads	0.6 – 17.0%

Bank and corporate debt securities and loans for trading purposes	62	DCF	Credit spreads	0.4 – 25.6%

Commercial mortgage-backed securities (“CMBS”)	8	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 24.5% 0.0 – 25.0% 0.0 – 60.0% 0.0 – 50.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	1.6 – 30.0% 1.0 – 5.0% 2.0 – 4.0% 20.0 – 40.0%

Mortgage and other mortgage-backed securities	91	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 11.4%

Collateralized debt obligations (“CDO”) and other	20	DCF	Yields Prepayment rates Default probabilities Loss severities	12.0 – 30.0% 0.0 – 15.0% 1.5 – 3.0% 30.0 – 60.0%

Investment trust funds and other	9	DCF	Credit spreads Correlations	0.0 – 13.6% 0.50 – 0.70

Derivatives, net:
Equity contracts	14	Option models	Dividend yield Volatilities Correlations	0.1 – 13.5% 12.1 – 65.1% (0.95) – 0.94

Interest rate contracts	(39)	DCF	Forward FX rates Interest rates Volatilities Correlations	53.2 – 105.4 0.8 – 4.7% 5.5 – 121.0% (0.55) – 1.00

Credit contracts	(11)	DCF	Credit spreads Recovery rates Volatilities Correlations	1.3 – 1,912.4 bps 5.0 – 52.0% 10.0 – 75.0% 0.11 – 1.00

Foreign exchange contracts	18	Option models	Volatilities	10.0 – 18.5%

		DCF	Forward FX rates	2.5 – 11,052.0

Loans and receivables	11	DCF	Credit spreads	3.0 – 15.0%

Other assets
Non-trading debt securities	6	DCF	Credit spreads	0.6 – 2.0%

Other(1)	72	DCF	WACC	6.8 – 9.3%
			Growth rates	0.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.9x 0.5x 25.0%

Liabilities:
Long-term borrowings	¥(13)	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	22.0 – 67.0% 15.0% 2.0 – 6.0% 30.0 – 60.0% 5.5 – 118.5% (0.76) – 1.00

	September 30, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments
Equities	¥121	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	14.7 x 2.0 x 30.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity investments	188	DCF	WACC Growth rates Operating margins Liquidity discounts	7.2 – 12.0% 0.0 – 2.0% 24.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.4 x 11.5 x 0.5 x 0.4 x 0.0 – 30.0%

Foreign government, agency and municipal securities	49	DCF	Credit spreads	0.0 – 9.2%

Bank and corporate debt securities and loans for trading purposes	90	DCF	Credit spreads Recovery rates	0.0 – 46.7% 3.5 – 9.0%

Commercial mortgage-backed securities (“CMBS”)	11	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 25.0% 0.0 – 10.0% 15.0 – 80.0% 0.0 – 75.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	0.5 – 17.1% 3.0 – 7.9% 3.0 – 10.0% 40.0 – 75.0%

Mortgage and other mortgage-backed securities	77	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 8.8%

Collateralized debt obligations (“CDO”) and other	11	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 53.7% 0.0 – 15.0% 2.0 – 5.0% 30.0 – 70.0%

Investment trust funds and other	10	DCF	Credit spreads Correlations	0.1 – 23.0% 0.50 – 0.71

Derivatives, net:
Equity contracts	15	Option models	Dividend yield Volatilities Correlations	0.0 – 13.4% 1.2 – 63.2% (0.75) – 0.95

Interest rate contracts	(6)	DCF	Forward FX rates Interest rates Volatilities Correlations	54.8 – 107.0 0.6 – 3.7% 8.4 – 121.8% (0.56) – 0.99

Credit contracts	(2)	DCF	Credit spreads Recovery rates Volatilities Correlations	14.1 – 1,280.5 bps 15.0 – 50.0% 10.0 – 100.0% 0.22 – 1.00

Foreign exchange contracts	11	Option models	Volatilities	0.5 – 20.1%

		DCF	Forward FX rates	2.0 – 11,494.0

Loans and receivables	8	DCF	Credit spreads	3.0 – 7.8%

Other assets
Non-trading debt securities	4	DCF	Credit spreads	0.4%

Other(1)	81	DCF	WACC Growth rates Liquidity discounts	7.2 – 8.7% 0.0 – 1.0% 25.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	2.3 – 10.5 x 9.4 – 24.9 x 0.4 – 1.1 x 25.0 – 30.0%

Liabilities:
Long-term borrowings	¥(14)	DCF	Volatilities Correlations	8.4 – 121.8% (0.75) – 0.99

(1)	Valuation technique(s) and unobservable inputs represent those of equity securities reported with Other assets.

Sensitivity of fair value to changes in unobservable inputs

For each class of financial instrument described in the above table, changes in each of the significant unobservable inputs and assumptions used by Nomura will impact upon the determination of a fair value measurement for the financial instrument. The sensitivity of these Level 3 fair value measurements to changes in unobservable inputs and interrelationships between those inputs is described below:

•

Equities, Private equity investments and equity securities reported within Other assets—When using DCF valuation techniques to determine fair value, a significant increase (decrease) in credit spreads or liquidity discount in isolation would result in a significantly lower (higher) fair value measurement. Conversely, a significant increase (decrease) in operating margin or growth rate would result in a corresponding significantly higher (lower) fair value measurement. There is little interrelationship between these measures. When using market multiples to determine fair value, a significant increase (decrease) in the relevant multiples such as PE ratios, EV/EBITDA ratios, Price/Book ratios and Price/Embedded Value ratios in isolation would result in a higher (lower) fair value measurement. Conversely, a significant increase (decrease) in the liquidity discount applied to the holding in isolation would result in a significantly lower (higher) fair value measurement. Generally changes in assumptions around multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant. When using DCM, a significant increase (decrease) in the capitalization rate would result in a significantly lower (higher) fair value measurement.

•

Japanese agency and municipal securities, Foreign government, agency and municipal securities, Bank and corporate debt securities and loans for trading purposes, Loans and receivables and Non-trading debt securities—Significant increases (decreases) in the credit spreads used in a DCF valuation technique would result in a significantly lower (higher) fair value measurement.

•

Commercial mortgage-backed securities (“CMBS”), Residential mortgage-backed securities (“RMBS”), Mortgage and other mortgage-backed securities and Collateralized debt obligations (“CDO”) and other—Significant increases (decreases) in yields, prepayment rates, default probabilities and loss severities in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in default probabilities is accompanied by a directionally similar change loss severities and a directionally opposite change prepayment rates. When using DCM, a significant increase (decrease) in the capitalization rate would result in a significantly lower (higher) fair value measurement.

•

Investment trust funds and other—Significant increases (decreases) in credit spreads used in a DCF valuation technique would result in a significantly lower (higher) fair value measurement, while significant increases (decreases) in correlation would result in a significantly higher (lower ) fair value measurement.

•

Derivatives—Where Nomura is long the underlying risk of a derivative, significant increases (decreases) in the underlying of the derivative, such as interest rates, credit spreads or forward FX rates in isolation or significant decreases (increases) in dividend yields would result in a significantly higher (lower) fair value measurement. Where Nomura is short the underlying risk of a derivative, the impact of these changes would have a converse effect on the fair value measurements reported by Nomura. Where Nomura is long optionality, recovery rates or correlation, significant increases (decreases) in volatilities, recovery rates or correlation will generally result in a significantly higher (lower) fair value measurement. Where Nomura is short optionality, recovery rates or correlation, the impact of these changes would have a converse effect on the fair value measurements.

•

Long-term borrowings—Significant increases (decreases) in yields, prepayment rates, default probabilities and loss severities in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in default probabilities is accompanied by a directionally similar change in the assumption used for loss severities and a directionally opposite change in prepayment rates. Where Nomura is long optionality or correlation, significant increases (decreases) in volatilities or correlation will generally result in a significantly higher (lower) fair value measurement. Where Nomura is short optionality or correlation, the impact of these changes would have a converse effect on the fair value measurements.

Movements in Level 3 financial instruments

The following tables present gains and losses as well as increases and decreases of financial instruments measured at fair value on a recurring basis which Nomura classified as Level 3 for the six and three months ended September 30, 2011 and 2012. Financial instruments classified as Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 financial instruments are also measured using both observable and unobservable inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable parameters.

For the three months ended September 30, 2012, gains and losses related to Level 3 assets did not have a material impact on Nomura’s liquidity and capital resources management.

The following tables in this note that relate to the six and three months ended September 30, 2011 are prepared in accordance with the disclosure requirements in effect prior to certain amendments to ASC 820 that Nomura adopted during the year ended March 31, 2012.

	Billions of yen
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Net transfers into / (out of) Level 3(3)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥41	¥(11)	¥—	¥(4)	¥(2)	¥134
Private equity investments	289	(12)	—	1	(7)	—	(11)	—	260
Japanese agency and municipal securities	—	—	—	3	(3)	—	—	—	—
Foreign government, agency and municipal securities	23	3	—	124	(116)	—	—	(10)	24
Bank and corporate debt securities and loans for trading purposes	51	(2)	—	77	(69)	—	(2)	11	66
Commercial mortgage-backed securities (“CMBS”)	28	0	—	—	(21)	—	(1)	2	8
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	128	(1)	—	7	(23)	—	(0)	—	111
Collateralized debt obligations (“CDO”) and other	34	(0)	—	10	(11)	—	(1)	(13)	19
Investment trust funds and other	10	(0)	—	1	(2)	—	(0)	—	9

Total cash instruments	687	(23)	—	264	(263)	—	(19)	(11)	635

Derivatives, net(4)
Equity contracts	28	(8)	—	—	—	(11)	(1)	1	9
Interest rate contracts	11	6	—	—	—	(23)	(7)	(5)	(18)
Credit contracts	(55)	1	—	—	—	34	4	(6)	(22)
Foreign exchange contracts	2	19	—	—	—	(3)	(1)	0	17
Commodity contracts	(2)	(0)	—	—	—	(1)	(0)	2	(1)

Total derivatives, net	(16)	18	—	—	—	(4)	(5)	(8)	(15)

Subtotal	¥671	¥(5)	¥—	¥264	¥(263)	¥(4)	¥(24)	¥(19)	¥620

Loans and receivables	11	(0)	—	2	(5)	—	(1)	—	7
Other assets
Non-trading debt securities	0	0	(0)	7	—	—	(0)	—	7
Other	25	2	(0)	59	(8)	—	(0)	0	78

Total	¥707	¥(3)	¥(0)	¥332	¥(276)	¥(4)	¥(25)	¥(19)	¥712

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	(0)	—	(0)	—	—	—	—	1
Long-term borrowings	144	38	—	0	(116)	—	(15)	(41)	(66)

Total	¥146	¥38	¥—	¥15	¥(116)	¥—	¥(15)	¥(41)	¥(49)

	Billions of yen
	Six months ended September 30, 2012
	Beginning balance as of six months ended September 30, 2012	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥125	¥0	¥—	¥10	¥(10)	¥—	¥(3)	¥4	¥(5)	¥121
Private equity investments	202	(6)	—	2	(3)	—	(7)	—	—	188
Japanese agency and municipal securities	10	0	—	1	(11)	—	—	—	(0)	—
Foreign government, agency and municipal securities	37	7	—	308	(321)	—	—	23	(5)	49
Bank and corporate debt securities and loans for trading purposes	62	1	—	156	(137)	—	(2)	39	(29)	90
Commercial mortgage-backed securities (“CMBS”)	8	2	—	6	(3)	—	(0)	4	(6)	11
Residential mortgage-backed securities (“RMBS”)	5	0	—	18	(18)	—	(0)	1	(1)	5
Mortgage and other mortgage-backed securities	91	(0)	—	—	(13)	—	(1)	—	—	77
Collateralized debt obligations (“CDO”) and other	20	(1)	—	5	(11)	—	(1)	2	(3)	11
Investment trust funds and other	9	(0)	—	1	(0)	—	(0)	0	(0)	10

Total cash instruments	569	3	—	507	(527)	—	(14)	73	(49)	562

Derivatives, net(4)
Equity contracts	14	(1)	—	—	—	2	(0)	(6)	6	15
Interest rate contracts	(39)	(13)	—	—	—	12	(2)	35	1	(6)
Credit contracts	(11)	(7)	—	—	—	9	(0)	1	6	(2)
Foreign exchange contracts	18	(1)	—	—	—	2	(0)	5	(13)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(18)	(22)	—	—	—	25	(2)	35	(0)	18

Subtotal	¥551	¥(19)	¥—	¥507	¥(527)	¥25	¥(16)	¥108	¥(49)	¥580

Loans and receivables	11	1	—	0	(1)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	6	(0)	0	—	(2)	—	(0)	—	—	4
Other(5)	72	16	(0)	0	(7)	—	(0)	0	(0)	81

Total	¥640	¥(2)	¥(0)	¥507	¥(537)	¥25	¥(16)	¥108	¥(52)	¥673

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	1	(0)	—	0	(1)	—	(0)	—	—	0

Subtotal	¥1	¥(0)	¥—	¥0	¥(1)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	0	0	—	1	0	—	0	1	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(13)	14	—	32	(46)	—	(2)	42	(13)	(14)
Other liabilities	—	0	—	0	(0)	—	(0)	—	—	0

Total	¥(12)	¥14	¥—	¥33	¥(47)	¥—	¥(2)	¥43	¥(14)	¥(13)

	Billions of yen
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Net transfers into / (out of) Level 3(3)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥149	¥(10)	¥—	¥4	¥(5)	¥—	¥(3)	¥(1)	¥134
Private equity investments	280	(6)	—	1	(8)	—	(7)	—	260
Japanese agency and municipal securities	—	—	—	1	(1)	—	—	—	—
Foreign government, agency and municipal securities	18	1	—	71	(61)	—	—	(5)	24
Bank and corporate debt securities and loans for trading purposes	54	(4)	—	39	(31)	—	(1)	9	66
Commercial mortgage-backed securities (“CMBS”)	10	(0)	—	—	(3)	—	(0)	1	8
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	—	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	118	0	—	7	(14)	—	(0)	—	111
Collateralized debt obligations (“CDO”) and other	18	(1)	—	6	(7)	—	(1)	4	19
Investment trust funds and other	10	(1)	—	0	(0)	—	(0)	—	9

Total cash instruments	660	(21)	—	129	(130)	—	(12)	9	635

Derivatives, net(4)
Equity contracts	22	(9)	—	—	—	(3)	(1)	0	9
Interest rate contracts	16	(7)	—	—	—	(6)	(4)	(17)	(18)
Credit contracts	(44)	8	—	—	—	18	2	(6)	(22)
Foreign exchange contracts	6	15	—	—	—	(2)	(1)	(1)	17
Commodity contracts	0	(0)	—	—	—	(1)	(0)	—	(1)

Total derivatives, net	0	7	—	—	—	6	(4)	(24)	(15)

Subtotal	¥660	¥(14)	¥—	¥129	¥(130)	¥6	¥(16)	¥(15)	¥620

Loans and receivables	9	0	—	—	(1)	—	(1)	—	7
Other assets
Non-trading debt securities	7	0	(0)	—	—	—	(0)	—	7
Other	77	1	(0)	1	(1)	—	(0)	—	78

Total	¥753	¥(13)	¥(0)	¥130	¥(132)	¥6	¥(17)	¥(15)	¥712

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	0	—	(0)	—	—	—	—	1
Long-term borrowings	82	36	—	3	(91)	—	(9)	(15)	(66)

Total	¥84	¥36	¥—	¥18	¥(91)	¥—	¥(9)	¥(15)	¥(49)

	Billions of yen
	Three months ended September 30, 2012
	Beginning balance as of three months ended September 30, 2012	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥118	¥0	¥—	¥6	¥(2)	¥—	¥(1)	¥3	¥(3)	¥121
Private equity investments	189	3	—	0	(2)	—	(2)	—	—	188
Foreign government, agency and municipal securities	47	4	—	127	(133)	—	—	6	(2)	49
Bank and corporate debt securities and loans for trading purposes	67	2	—	118	(96)	—	(1)	11	(11)	90
Commercial mortgage-backed securities (“CMBS”)	9	2	—	5	(2)	—	(0)	0	(3)	11
Residential mortgage-backed securities (“RMBS”)	21	0	—	1	(17)	—	(0)	1	(1)	5
Mortgage and other mortgage-backed securities	91	(1)	—	—	(13)	—	(0)	—	—	77
Collateralized debt obligations (“CDO”) and other	19	(1)	—	3	(9)	—	(0)	1	(2)	11
Investment trust funds and other	10	(1)	—	1	(0)	—	0	—	(0)	10

Total cash instruments	571	8	—	261	(274)	—	(4)	22	(22)	562

Derivatives, net(4)
Equity contracts	6	2	—	—	—	1	(0)	(4)	10	15
Interest rate contracts	(53)	(1)	—	—	—	13	(1)	32	4	(6)
Credit contracts	0	18	—	—	—	(18)	(1)	1	(2)	(2)
Foreign exchange contracts	7	(0)	—	—	—	1	(0)	5	(2)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(40)	19	—	—	—	(3)	(2)	34	10	18

Subtotal	¥531	¥27	¥—	¥261	¥(274)	¥(3)	¥(6)	¥56	¥(12)	¥580

Loans and receivables	11	(0)	—	0	(0)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	4	(0)	0	—	—	—	0	—	—	4
Other(5)	67	17	(0)	0	(3)	—	(0)	0	—	81

Total	¥613	¥44	¥(0)	¥261	¥(277)	¥(3)	¥(6)	¥56	¥(15)	¥673

Liabilities:
Trading liabilities
Equities	¥—	¥—	¥—	¥—	¥—	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	0	(0)	—	—	(0)	—	(0)	—	—	0

Subtotal	¥0	¥(0)	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	2	0	—	0	(0)	—	0	0	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(36)	(1)	—	29	(4)	—	(0)	6	(10)	(14)
Other liabilities	0	(0)	—	—	(0)	—	(0)	—	—	0

Total	¥(34)	¥(1)	¥—	¥29	¥(4)	¥—	¥(0)	¥6	¥(11)	¥(13)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers into / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(5)	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.

Unrealized gains and losses recognized for Level 3 financial instruments

The following tables present the amounts of unrealized gains (losses) for the six and three months ended September 30, 2011 and 2012, relating to those financial instruments which Nomura classified as Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date:

	Billions of yen
	Six months ended September 30
	2011	2012
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(8)	¥(0)
Private equity investments	(9)	(4)
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	0	(0)
Bank and corporate debt securities and loans for trading purposes	(4)	1
Commercial mortgage-backed securities (“CMBS”)	0	1
Residential mortgage-backed securities (“RMBS”)	(0)	1
Mortgage and other mortgage-backed securities	(2)	(1)
Collateralized debt obligations (“CDO”) and other	(1)	(0)
Investment trust funds and other	0	(0)

Total cash instruments	(24)	(2)

Derivatives, net(2)
Equity contracts	(8)	7
Interest rate contracts	9	(12)
Credit contracts	10	1
Foreign exchange contracts	17	4
Commodity contracts	(0)	0

Total derivatives, net	28	0

Subtotal	¥4	¥(2)

Loans and receivables	(1)	(0)
Other assets
Non-trading debt securities	0	(0)
Other(3)	1	15

Total	¥4	¥13

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	¥(0)

Subtotal	¥0	¥(0)

Short-term borrowings	0	0
Payables and deposits	(0)	0
Long-term borrowings	29	3

Total	¥29	¥3

	Billions of yen
	Three months ended September 30
	2011	2012
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(8)	¥(0)
Private equity investments	(6)	2
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	0	(0)
Bank and corporate debt securities and loans for trading purposes	(4)	(0)
Commercial mortgage-backed securities (“CMBS”)	(0)	1
Residential mortgage-backed securities (“RMBS”)	(0)	0
Mortgage and other mortgage-backed securities	0	(1)
Collateralized debt obligations (“CDO”) and other	(1)	(1)
Investment trust funds and other	(1)	(1)

Total cash instruments	(20)	0

Derivatives, net(2)
Equity contracts	(10)	4
Interest rate contracts	(2)	(6)
Credit contracts	13	25
Foreign exchange contracts	15	0
Commodity contracts	(0)	0

Total derivatives, net	16	23

Subtotal	¥(4)	¥23

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	0	(0)
Other(3)	1	15

Total	¥(3)	¥38

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	¥(0)

Subtotal	¥0	¥(0)

Short-term borrowings	0	0
Payables and deposits	0	0
Long-term borrowings	36	(1)

Total	¥36	¥(1)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.

Transfers between levels of the fair value hierarchy

Nomura assumes that all transfers of financial instruments from one level to another level within the fair value hierarchy occur at the beginning of the relevant quarter in which the transfer takes place. Amounts reported below therefore represent the fair value of the financial instruments at the beginning of the relevant quarter when the transfer was made.

Transfers between Level 1 and Level 2

For the six and three months ended September 30, 2011, there were no significant amount of transfers between Level 1 and Level 2.

For the six months ended September 30, 2012, a total of ¥281 billion of financial assets (excluding derivative assets) were transferred from Level 1 to Level 2. This comprised primarily ¥249 billion of debt securities reported within Other assets—Non-trading debt securities which were transferred because the observable markets in which these instruments are traded became inactive. This also comprised ¥22 billion of equities reported within Trading assets and private equity investments—Equities and ¥6 billion of equity securities reported within Other assets—Other which were transferred because the observable markets in which these instruments are traded became inactive. During the same period, a total of ¥10 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 1 to Level 2. This also comprised primarily ¥10 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became inactive.

For the three months ended September 30, 2012, a total of ¥13 billion of financial assets (excluding derivative assets) were transferred from Level 1 to Level 2. This comprised primarily ¥6 billion of equities reported within Trading assets and private equity investments—Equities and ¥5 billion of equity securities reported within Other assets—Other which were transferred because the observable markets in which these instruments are traded became inactive. During the same period, a total of ¥4 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 1 to Level 2. This also comprised primarily ¥4 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became inactive.

For the six months ended September 30, 2012, a total of ¥329 billion of financial assets (excluding derivative assets) were transferred from Level 2 to Level 1. This comprised primarily ¥324 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became active. During the same period, a total of ¥371 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 2 to Level 1. This also comprised primarily ¥370 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became active.

For the three months ended September 30, 2012, a total of ¥136 billion of financial assets (excluding derivative assets) were transferred from Level 2 to Level 1. This comprised primarily ¥134 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became active. During the same period, a total of ¥100 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 2 to Level 1. This also comprised primarily ¥98 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became active.

Transfers out of Level 3

For the six and three months ended September 30, 2011, there were no significant amount of transfers out of Level 3.

For the six months ended September 30, 2012, a total of ¥52 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥29 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities and loans, which were transferred because certain credit spreads became observable. This also comprised primarily ¥6 billion of CMBS which were transferred because certain yields, prepayment rates, default probabilities and loss severities became observable, ¥5 billion of equities were transferred because certain credit spreads and liquidity discounts became observable and ¥5 billion of Foreign government, agency and municipal securities were transferred because certain credit spreads became observable. During the same period, a total of ¥14 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥13 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatilities and correlations became observable.

Transferred out of Level 3 about net derivative contracts comprised primarily ¥13 billion of foreign exchange contracts which were transferred because certain volatilities and forward FX rates became observable, ¥ (6) billion of equity contracts which were transferred because certain dividend yield, volatilities and correlations became observable and ¥ (6) billion of credit contracts which were transferred because certain credit spreads, recovery rates, volatilities and correlations became observable.

For the three months ended September 30, 2012, a total of ¥25 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥11 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities and loans, which were transferred because certain credit spreads became observable. During the same period, a total of ¥11 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥10 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatilities and correlations became observable.

A total of ¥(10) billion of net derivative contracts were also transferred out of Level 3. This comprised primarily ¥(10) billion of equity contracts which were transferred because certain dividend yield, volatilities and correlations became observable.

Transfers into Level 3

For the six and three months ended September 30, 2011, there were no significant amount of transfers into Level 3.

For the six months ended September 30, 2012, a total of ¥73 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥39 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities and loans, which were transferred because certain credit spreads became unobservable. This also comprised primarily ¥23 billion of Foreign government, agency and municipal securities which were transferred because certain credit spreads became unobservable. The amount of gains and losses on these transfer reported in Bank and corporate debt securities and loans for trading purposes and Foreign government, agency and municipal securities which were recognized in the quarter when the transfer into Level 3 occurred were not significant. During the same period, a total of ¥43 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥42 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatilities and correlations became unobservable. The amount of gains and losses on these transfer reported in Long-term borrowings which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

A total of ¥35 billion of net derivative contracts were also transferred into Level 3. This comprised ¥35 billion of interest rate contracts which were transferred because certain forward FX rates, interest rates, volatilities and correlations became unobservable. Also, ¥(6) billion of equity contracts which were transferred because certain dividend yield, volatilities and correlations became unobservable and ¥5 billion of foreign exchange contracts which were transferred because certain volatilities and forward FX rates became unobservable. Losses on the interest rate contracts which were recognized in the quarter which the transfer into Level 3 occurred were ¥6 billion. The amount of gains and losses on the equity contracts and foreign exchange contracts which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

For the three months ended September 30, 2012, a total of ¥22 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥11 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities and loans, which were transferred because certain credit spreads became unobservable. This also comprised primarily ¥6 billion of Foreign government, agency and municipal securities which were transferred because certain credit spreads became unobservable. The amount of gains and losses on these transfer reported in Bank and corporate debt securities and loans for trading purposes and Foreign government, agency and municipal securities which were recognized in the quarter when the transfer into Level 3 occurred were not significant. During the same period, a total of ¥6 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥6 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatilities and correlations became unobservable. The amount of gains and losses on these transfer reported in Long-term borrowings which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

A total of ¥34 billion of net derivative contracts were also transferred into Level 3. This comprised ¥32 billion of interest rate contracts which were transferred because certain forward FX rates, interest rates, volatilities and correlations became unobservable and ¥5 billion of foreign exchange contracts which were transferred because certain volatilities and forward FX rates became unobservable. Losses on the interest rate contracts which were recognized in the quarter when the transfer into Level 3 occurred were ¥6 billion. The amount of gains and losses on the foreign exchange contracts which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

Investments in investment funds that calculate NAV per share

In the normal course of business, Nomura invests in non-consolidated funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.

The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2012 and September 30, 2012. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥109	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	61	12	Quarterly	30 days
Real estate funds	11	15	—	—

Total	¥185	¥28

	Billions of yen
	September 30, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥63	¥14	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	58	8	Quarterly	30 days
Real estate funds	11	—	—	—

Total	¥136	¥23

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Hedge funds:

These investments include funds of funds that invest in multiple asset classes. Nomura has developed the business of issuing structured notes linked to hedge funds. As a result, most of the risks are transferred as pass-through. The fair values of these investments are estimated using the NAV per share of the investments. Although most of these funds can be redeemed within six months, certain funds cannot be redeemed within six months due to contractual, liquidity or gating issues. The redemption period cannot be estimated for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Venture capital funds:

These investments include primarily start-up funds. The fair values of these investments in this category are estimated using the NAV per share of the investments. Most of these funds cannot be redeemed within six months. The redemption period cannot be estimated for certain suspended or liquidating funds. These investments contain restrictions against transfers of the investments to third parties.

Private equity funds:

These investments are made mainly in various sectors in Europe, United States and Japan. The fair values of these investments in this category are estimated using the NAV per share. Redemption is restricted for most of these investments. Some of these investments contain restrictions against transfers of the investments to third parties.

Real estate funds:

These are investments in commercial and other types of real estate. The fair values of these investments in this category are estimated using the NAV per share of the investments. Redemption is restricted for most of these investments. These investments contain restrictions against transfers of the investments to third parties.

Fair value option for financial assets and financial liabilities

Nomura carries certain eligible financial assets and liabilities at fair value through the election of the fair value option permitted by ASC 815 “Derivatives and Hedging” (“ASC 815”) and ASC 825 “Financial Instruments”. When Nomura elects the fair value option for an eligible item, changes in that item’s fair value are recognized through earnings. Election of the fair value option is generally irrevocable unless an event that gives rise to a new basis of accounting for that instrument occurs.

The financial assets and financial liabilities primarily elected for the fair value option by Nomura, and the reasons for the election, are as follows:

•

Equity method investments reported within Trading assets and private equity investments held for capital appreciation or current income purposes which Nomura generally has an intention to exit rather than hold indefinitely. Nomura elects the fair value option to more appropriately represent the purpose of these investments in the consolidated financial statements.

•

Loans reported within Loans and receivables which are risk managed on a fair value basis and loan commitments related to loans receivable for which the fair value option will be elected upon funding. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

•

Resale and repurchase agreements reported within Collateralized agreements and Collateralized financing which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between the resale and repurchase agreements and the derivatives used to risk manage those instruments.

•

All structured notes issued on or after April 1, 2008 reported within Short-term borrowings and Long-term borrowings. Nomura elects the fair value option for those structured notes primarily to mitigate the volatility through earnings caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the fair value option for certain notes issued by consolidated variable interest entities (“VIEs”) for the same purpose and for certain structured notes issued prior to April 1, 2008.

•

Financial liabilities reported within Long-term borrowings recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the fair value option for these financial liabilities to mitigate volatility through earnings that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through earnings.

Interest and dividends arising from financial instruments for which the fair value option has been elected are recognized within Interest and dividends, Interest expense or Net gain on trading.

The following tables present gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the six and three months ended September 30, 2011 and 2012.

	Billions of yen
	Six months ended September 30
	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥1
Private equity investments	(6)	(5)
Loans and receivables	8	14
Collateralized agreements(3)	4	(2)
Other assets(2)	(0)	0

Total	¥7	¥8

Liabilities:
Short-term borrowings(4)	¥1	¥8
Collateralized financing(3)	(0)	(0)
Long-term borrowings(4)(5)	95	31
Other liabilities(6)	—	0

Total	¥96	¥39

	Billions of yen
	Three months ended September 30
	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥1
Private equity investments	0	0
Loans and receivables	8	14
Collateralized agreements(3)	1	0
Other assets(2)	0	0

Total	¥10	¥15

Liabilities:
Short-term borrowings(4)	¥0	¥4
Collateralized financing(3)	0	(0)
Long-term borrowings(4)(5)	86	12
Other liabilities(6)	—	0

Total	¥86	¥16

(1)	Includes gains and losses reported primarily within Net gain on trading and Gain (loss) on private equity investments in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes resale and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

In the common stock of Ashikaga Holdings Co., Ltd., Nomura elected to apply the fair value option for its 47.0% investment. This investment is reported within Trading assets and private equity investments—Private equity investments and Other assets—Other in the consolidated balance sheets.

Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the fair value option is elected by DCF valuation techniques at a rate which incorporates observable changes in its credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥10 billion for the six months ended September 30, 2011, mainly due to the widening of Nomura’s credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura’s creditworthiness, were ¥6 billion for the six months ended September 30, 2012, mainly because of the tightening of Nomura’s credit spread.

Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥15 billion for the three months ended September 30, 2011, mainly due to the widening of Nomura’s credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura’s creditworthiness, were ¥5 billion for the three months ended September 30, 2012, mainly because of the tightening of Nomura’s credit spread.

There was no significant impact on financial assets for which the fair value option was elected attributable to instrument-specific credit risk.

As of March 31, 2012, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥13 billion less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

As of September 30, 2012, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥3 billion more than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

Concentrations of credit risk

Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrations on bonds issued by the Japanese Government, U.S. Government, Governments within the European Union (“EU”), their states and municipalities, and their agencies. These concentrations generally arise from taking trading securities positions and are reported within Trading assets in the consolidated balance sheets. Government, agency and municipal securities, including Securities pledged as collateral, represented 18% of total assets as of March 31, 2012 and 20% as of September 30, 2012.

The following tables present geographic allocations of Nomura’s trading assets related to government, agency and municipal securities. See Note 3. “Derivative instruments and hedging activities” for further information regarding the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2012
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,304	¥1,319	¥2,527	¥448	¥6,598

	Billions of yen
	September 30, 2012
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,159	¥1,219	¥2,304	¥461	¥7,143

(1)	Other than above, there were ¥640 billion and ¥621 billion of government, agency and municipal securities in Other assets—Non-trading debt securities as of March 31, 2012 and September 30, 2012, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.

Estimated fair value of financial instruments not carried at fair value

Certain financial instruments are not carried at fair value on a recurring basis in the consolidated balance sheets since they are neither held for trading purposes nor are elected for the fair value option. These are typically carried at contractual amounts due or amortized cost.

The carrying value of the majority of the financial instruments detailed below will approximate fair value since they are short-term in nature and contain minimal credit risk. These financial instruments include financial assets reported within Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell and Securities borrowed and financial liabilities reported within Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned and Other secured borrowings in the consolidated balance sheets. These would be generally classified as either Level 1 or Level 2 within the fair value hierarchy.

The estimated fair values of other financial instruments which are longer-term in nature or may contain more than minimal credit risk may be different to their carrying value. Financial assets of this type primarily include certain loans which are reported within Loans receivable while financial liabilities primarily include long-term borrowings which are reported within Long-term borrowings. The estimated fair value of loans receivable which are not elected for the fair value option is estimated in the same way as other loans carried at fair value on a recurring basis. Where quoted market prices are available, such market prices are utilized to estimate fair value. The fair value of long-term borrowings which are not elected for the fair value option is estimated in the same way as other borrowings carried at fair value on a recurring basis using quoted market prices where available or by DCF valuation techniques. All of these financial assets and financial liabilities would be generally classified as Level 2 or Level 3 within the fair value hierarchy using the same methodology as is applied to these instruments when they are elected for the fair value option.

The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument of which a portion of the ending balance was carried at fair value.

	Billions of yen
	March 31, 2012(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,071	¥1,071	¥1,071	¥—	¥—
Time deposits	653	653	—	653	—
Deposits with stock exchanges and other segregated cash	230	230	—	230	—
Loans receivable(2)	1,290	1,286	—	1,031	255
Securities purchased under agreements to resell	7,663	7,663	—	7,663	—
Securities borrowed	6,080	6,080	—	6,080	—

Total Assets	¥16,987	¥16,983	¥1,071	¥15,657	¥255

Liabilities:
Short-term borrowings	¥1,186	¥1,186	¥—	¥1,186	¥0
Deposits received at banks	905	905	—	905	—
Securities sold under agreements to repurchase	9,928	9,928	—	9,928	—
Securities loaned	1,700	1,700	—	1,700	—
Long-term borrowings	8,505	8,242	154	8,084	4

Total Liabilities	¥22,224	¥21,961	¥154	¥21,803	¥4

	Billions of yen
	September 30, 2012(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥717	¥717	¥717	¥—	¥—
Time deposits	404	404	—	404	—
Deposits with stock exchanges and other segregated cash	190	190	—	190	—
Loans receivable(2)	1,225	1,228	—	998	230
Securities purchased under agreements to resell	7,865	7,865	—	7,865	—
Securities borrowed	5,204	5,204	—	5,204	—

Total Assets	¥15,605	¥15,608	¥717	¥14,661	¥230

Liabilities:
Short-term borrowings	¥866	¥866	¥—	¥865	¥1
Deposits received at banks	921	921	—	921	(0)
Securities sold under agreements to repurchase	10,998	10,998	—	10,998	—
Securities loaned	2,129	2,129	—	2,129	—
Long-term borrowings	8,087	7,820	96	7,738	(14)

Total Liabilities	¥23,001	¥22,734	¥96	¥22,651	¥(13)

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting allowance for loan losses.

Assets and liabilities measured at fair value on a nonrecurring basis

In addition to financial instruments carried at fair value on a recurring basis, Nomura also measures other financial and nonfinancial assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition such as to measure impairment.

As of March 31, 2012, certain land and buildings were measured at fair value on a nonrecurring basis. The carrying amount of these assets, which are reported within Other assets—Office buildings, land, equipment and facilities in the consolidated balance sheets, were written down to their fair value of ¥17 billion as a result of impairment. Fair value was determined based on internal appraisal value and consequently, this nonrecurring fair value measurement has been determined using valuation inputs which would be classified as Level 3 in the fair value hierarchy.

As of September 30, 2012, goodwill allocated to a certain reporting unit was measured at fair value on a nonrecurring basis. The relevant goodwill reported within Other assets—Other in the consolidated balance sheets, was wholly impaired. Fair value was determined based on DCF and consequently, this nonrecurring fair value measurement has been determined using valuation inputs which would be classified as Level 3 in the fair value hierarchy.